1604(b)(5) De-SPAC, Material Financing Transactions	Sep. 08, 2025
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Financing Transactions, Dilutive Impact [Text Block]	Pursuant to the Purchase Agreement, we will have discretion, subject to market demand, to vary the timing, prices, and number of Webull Class A Ordinary Shares sold to Yorkville. If and when we do elect to sell shares of our Webull Class A Ordinary Shares to Yorkville under the Purchase Agreement, after Yorkville has acquired such shares, Yorkville may resell all or a portion of such shares at any time or from time to time in its discretion and at different prices. As a result, investors who purchase shares from Yorkville at different times will likely pay different prices for those shares, and so may experience different levels of dilution and in some cases substantial dilution and different outcomes in their investment results. Investors may experience a decline in the value of the shares they purchase from Yorkville as a result of future sales made by us to Yorkville at prices lower than the prices such investors paid for their shares. For more information, also see “Material Contracts and Related Party Transactions—Material Contracts Relating to the Company’s Operations and Financing—Standby Equity Purchase Agreement,” “—Risks Relating to Ownership of Securities of Webull and this Offering—Future sales of our securities in the public market, or the perception that these sales might occur, could cause the market price of our securities to decline significantly” and “—Risks Relating to Ownership of Securities of Webull and this Offering—Future resales of Webull Class A Ordinary Shares issued to Webull shareholders and other significant shareholders may cause the market price of the Webull Class A Ordinary Shares to drop significantly, even if Webull’s business is doing well.” In fact, despite a potential decline in the public trading price of our securities, Yorkville may still experience a positive rate of return on the securities they purchased and may have an incentive to sell due to the differences in the purchase prices for the Webull Class A Ordinary Shares and the public trading price of our Webull Class A Ordinary Shares. Our public securityholders may not experience a similar rate of return on the securities they purchased due to differences in their purchase prices and the current trading price. Yorkville is deemed to have purchased the Commitment Shares at $12.56 per share. Further, Webull will be selling Webull Class A Ordinary Shares to Yorkville pursuant to the Purchase Agreement at variable prices and at a 2.5% discount to the Market Price (as defined in the Purchase Agreement). The frequency of sales by Yorkville could also cause the market price of our securities to decline significantly or increase the volatility in the market price of our securities. Sales of shares of our Webull Class A Ordinary Shares, if any, to Yorkville under the Purchase Agreement will depend upon market conditions and other factors to be determined by us. We may ultimately decide to sell to Yorkville all, some or none of the shares of our Webull Class A Ordinary Shares that may be available to sell to Yorkville pursuant to the Purchase Agreement. For more information also see “Material Contracts and Related Party Transactions—Material Contracts Relating to the Company’s Operations and Financing—Standby Equity Purchase Agreement.